DECHERT PRICE & RHOADS
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006




                                November 9, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Lord Asset Management Trust
                           (File No. 33-75138)

Dear Sirs:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by Lord Asset Management Trust (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

         1. the form of Statement of Additional Information dated November 1, 1998 relating to the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement; and

         2.       the  text  of  the  Trust's  most  recent   amendment  to  its
                  registration statement has been filed electronically.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3386 with any questions or comments regarding this matter.

                                                  Sincerely,



                                                  /s/Keith T. Robinson